Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement [Text Block]

15.       Fair Value Measurement

The following table presents the derivative financial instruments outstanding as of December 31, 2012 and 2011 that are measured at fair value on a recurring basis.

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Assets–
Derivatives:
Commodities	$6	$1	$5	$0
Embedded derivatives	5	0	5	0
Foreign currency	8	0	8	0
	$19	$1	$18	$0
Liabilities–
Derivatives:
Commodities	$7	$7	$0	$0
Warrants	1	0	1	0
	$8	$7	$1	$0

	December 31, 2011
	Fair
	Value	Level 1	Level 2	Level 3
Assets–
Derivatives:
Commodities	$13	$13	$0	$0
	$13	$13	$0	$0
Liabilities–
Derivatives:
Commodities	$1	$0	$1	$0
Warrants	19	0	19	0
Foreign currency	12	0	12	0
	$32	$0	$32	$0

There were no derivative financial instruments measured on a recurring basis using Level 3 inputs during the years ended December 31, 2012 and 2011.

In the second quarter of 2011, we concluded that market price alone could not be relied upon to substantiate the fair value of the Company's warrants due to minimal trading activity. As a result, we calculated the fair value of our warrants using the weighted average price of our stock for the last 20 days less the warrant exercise price. Accordingly, warrants were classified as Level 2 in the valuation hierarchy. The following table summarizes the transfer of the fair value measurement of warrants from Level 1 to Level 2 during the year ended December 31, 2011:

Millions of dollars	Level 1	Level 2
Balance at January 1, 2011	$215	$0
Purchases, sales, issuances, and settlements	(49)	(184)
Transfers in and/or out of Levels 1 and 2	(225)	225
Total gains or losses (realized/unrealized)	59	(22)
Balance at December 31, 2011	$0	$19

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2012.

The following table presents the carrying value and estimated fair value of our non-derivative financial instruments as of December 31, 2012 and 2011. Short-term and long-term debt are recorded at historical cost or amortized cost in the Consolidated Balance Sheets. The carrying and fair value of short-term and long-term debt excludes capital leases.

	December 31, 2012
	Carrying	Fair
Millions of dollars	Value	Value	Level 1	Level 2	Level 3
Short-term debt	$95	$95	$0	$74	$21
Long-term debt	4,300	4,935	0	4,935	0
Short-term and long-term debt,
including current maturities	$4,395	$5,030	$0	$5,009	$21

	December 31, 2011
	Carrying	Fair
Millions of dollars	Value	Value	Level 1	Level 2	Level 3
Short-term debt	$48	$48	$0	$10	$38
Long-term debt	3,978	4,246	0	4,243	3
Short-term and long-term debt,
including current maturities	$4,026	$4,294	$0	$4,253	$41

The fair value of all non-derivative financial instruments included in current assets, including cash and cash equivalents, restricted cash and accounts receivable, and current liabilities, including short-term debt and accounts payable, approximates the applicable carrying value due to the short maturity of those instruments.

We use the following inputs and valuation techniques to estimate the fair value of our financial instruments:

Derivatives―The fair value of our commodity derivatives is measured using the closing market price at the end of the reporting period obtained from the New York Mercantile Exchange and from third-party broker quotes and pricing providers. Warrants are valued using the weighted average price of our stock for the last 20 trading days less the warrant exercise price. The fair value of our foreign currency derivatives is based on forward market rates.

Long-Term Debt―Fair value is calculated based on non-binding broker quotes obtained from well-established and recognized vendors of market data for debt valuations.